Alpha Architect Tail Risk ETF

Schedule of Investments

December 31, 2024 (Unaudited)

PURCHASED OPTIONS - 133.1%(a)(b)(c)	Notional Amount	Contracts	Value
Call Options - 5.3%
SPDR S&P 500 ETF Trust
Expiration: 03/21/2025; Exercise Price: $10.01(d)	$16,293,024	278	$15,985,834

Put Options - 127.8%(a)(b)
S&P 500 Index
Expiration: 01/03/2025; Exercise Price: $5,930.00	294,081,500	500	2,820,000
Expiration: 01/17/2025; Exercise Price: $2,500.00	1,549,809,505	2,635	15,072
Expiration: 02/21/2025; Exercise Price: $2,500.00	1,856,242,428	3,156	228,810
Expiration: 03/21/2025; Exercise Price: $11,000.00	139,982,794	238	119,277,270
Expiration: 03/21/2025; Exercise Price: $10,900.00	588,163	1	491,275
Expiration: 03/21/2025; Exercise Price: $2,500.00	1,790,956,335	3,045	449,137
Expiration: 04/17/2025; Exercise Price: $2,700.00	664,624,190	1,130	344,650
SPDR S&P 500 ETF Trust
Expiration: 03/21/2025; Exercise Price: $10,010.01(d)	16,293,024	278	259,128,526

TOTAL PURCHASED OPTIONS (Cost $394,538,161)			398,740,574

SHORT-TERM INVESTMENTS - 0.1%	Shares
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.41%(e)	261,871	261,871
TOTAL SHORT-TERM INVESTMENTS (Cost $261,871)		261,871

TOTAL INVESTMENTS - 133.2% (Cost $394,800,032)		$399,002,445
Liabilities in Excess of Other Assets - (33.2%)		(99,507,969)
TOTAL NET ASSETS - 100.0%		$299,494,476

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Purchased option contracts are held in connection with corresponding written option contracts. See the Schedule of Written Options for further information.
(d)	FLexible EXchange® Options.
(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Alpha Architect Tail Risk ETF

Schedule of Written Options

December 31, 2024 (Unaudited)

WRITTEN OPTIONS - (33.3%)(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.0%)(c)
SPDR S&P 500 ETF Trust
Expiration: 03/21/2025; Exercise Price: $10,010.01(d)	$(16,293,024)	(278)	$(2,780)

Put Options - (33.3%)(b)(c)
S&P 500 Index
Expiration: 01/03/2025; Exercise Price: $5,950.00	(294,081,500)	(500)	(3,550,000)
Expiration: 01/17/2025; Exercise Price: $2,500.01(d)	(21,173,868)	(36)	(206)
Expiration: 03/21/2025; Exercise Price: $10,000.00	(139,982,794)	(238)	(95,728,360)
Expiration: 03/21/2025; Exercise Price: $10,800.00	(588,163)	(1)	(481,375)
SPDR S&P 500 ETF Trust
Expiration: 03/21/2025; Exercise Price: $10.01	(16,293,024)	(278)	(2,780)
Total Put Options			(99,762,721)

TOTAL WRITTEN OPTIONS (Premiums received $96,457,173)			$(99,765,501)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.
(d)	FLexible Exchange® Options.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Alpha Architect Tail Risk ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$-	$398,740,574	$-	$398,740,574
Money Market Funds	261,871	-	-	261,871
Total Investments	$261,871	$398,740,574	$-	$399,002,445

Liabilities:
Investments:
Written Options	$-	$(99,765,501)	$-	$(99,765,501)
Total Investments	$-	$(99,765,501)	$-	$(99,765,501)

Refer to the Schedule of Investments for further disaggregation of investment categories.

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